CECL - Financial instruments measured at amortized cost and credit losses	12 Months Ended
Dec. 31, 2020
Financial instruments measured at amortized cost and credit losses
20 Financial instruments measured at amortized cost and credit losses
This disclosure provides an overview of the Group’s balance sheet positions that include financial assets carried at amortized cost that are subject to the CECL accounting guidance, effective since January 1, 2020. It includes the following sections:
■ Allowance for credit losses (including the methodology for estimating expected credit losses in non-impaired and impaired financial assets and current-period estimates);
■ Credit quality information (including monitoring of credit quality and internal ratings);
■ Past due financial assets;
■ Non-accrual financial assets;
■ Collateral-dependent financial assets;
■ Off-balance sheet credit exposure; and
■ Troubled debt restructurings and modifications.
As of December 31, 2020, the Group had no notable balances of purchased financial assets with more than insignificant credit deterioration since origination.
> Refer to “Note 1 – Summary of significant accounting policies” for further information on the accounting of financial assets and off-balance sheet credit exposure subject to the CECL accounting guidance.
Overview of financial instruments measured at amortized cost – by balance sheet position
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
2020 (CHF million)
Cash and due from banks	138,593		(6)	138,587
Interest-bearing deposits with banks	1,303	[2]	(5)	1,298
Securities purchased under resale agreements and securities borrowing transactions	21,139		0	21,139
Loans	282,036	[2,3]	(1,536)	280,500
Brokerage receivables	35,942	[2]	(1)	35,941
Other assets	15,394		(43)	15,351
Total	494,407		(1,591)	492,816
1 Net of unearned income/deferred expenses, as applicable.
2
Excludes accrued interest in the total amount of CHF 351 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 334 million to loans and CHF 16 million to brokerage receivables. These accrued interest balances are reported in other assets.

3 Includes endangered interest of CHF 88 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
Allowance for credit losses
Estimating expected credit losses – overview
The following key elements and processes of estimating expected credit losses apply to the Group’s major classes of financial assets held at amortized cost.
Expected credit losses on non-impaired credit exposures
Expected credit loss models for non-impaired credit exposures have three main inputs: (i) probability of default (PD), (ii) loss given default (LGD) and (iii) exposure at default (EAD). These parameters are derived from internally developed statistical models which are based on historical data and leverage regulatory models under the advanced internal rating-based approach. Expected credit loss models use forward-looking information to derive point-in-time estimates of forward-looking term structures.
PD estimates are based on statistical rating models and tailored to various categories of counterparties and exposures. These statistical rating models are based on internally and externally compiled data comprising both quantitative and qualitative factors. A migration of a counterparty or exposure between rating classes generally leads to a change in the estimate of the associated PD. Lifetime PDs are estimated considering the expected macroeconomic environment and the contractual maturities of exposures, adjusted for estimated prepayment rates where applicable.
LGD estimates the size of the expected loss that may arise on a credit exposure in the event of a default. The Group estimates LGD based on the history of recovery rates of claims against defaulted counterparties, considering, as appropriate, factors such as differences in product structure, collateral type, seniority of the claim, counterparty industry and recovery costs of any collateral that is integral to the financial asset. Certain LGD values are also calibrated to reflect the expected macroeconomic environment.
EAD represents the expected amount of credit exposure in the event of a default. It reflects the current drawn exposure with a counterparty and an expectation regarding the future evolution of the credit exposure under the contract or facility, including amortization and prepayments. The EAD of a financial asset is the gross carrying amount at default, which is modeled based on historical data by applying a term structure and considering portfolio-specific factors such as the drawn amount as of the reporting date, the facility limit, amortization schedules, financial collateral and product type. For certain financial assets, the Group determines EAD by modeling the range of possible exposure outcomes at various points in time using scenario and statistical techniques.
Where a relationship to macroeconomic indicators is statistically sound and in line with economic expectations, the parameters are modeled accordingly, incorporating the Group’s forward looking forecasts and applying regional segmentations where appropriate.
The Group’s macroeconomic and market variable forecasts for the CECL scenarios cover a five-year time horizon. For periods beyond that reasonable and supportable forecast period, the Group immediately reverts to average economic environment variables as model input factors.
Alternative qualitative estimation approaches are used for certain products. For lombard loans (including share-backed loans), the PD/LGD approach used does not consider the Group’s forward looking forecasts as these are not meaningful for the estimate of expected credit losses in light of the short time-frame considered for closing out positions under daily margining arrangements. For international private residential mortgages and securitizations, the Group applies qualitative approaches where credit specialists follow a structured process and use their expertise and judgment to determine the CECL amounts.
The Group measures expected credit losses considering the risk of default over the maximum contractual period (including any borrower’s extension options) during which it is exposed to credit risk, even if the Group considers a longer period for risk management purposes. The maximum contractual period extends to the date at which the Group has the right to require repayment of an advance or terminate an irrevocable loan commitment or a credit guarantee.
Expected credit losses on impaired credit exposures
Expected credit losses for individually impaired credit exposures are measured by performing an in-depth review and analysis of these exposures, considering factors such as recovery and exit options as well as collateral and the risk profile of the borrower. The individual measurement of expected credit losses for impaired financial assets also considers reasonable and supportable forward-looking information that is relevant to the individual counterparty (idiosyncratic information) and reflective of the macroeconomic environment that the borrower is exposed to, apart from any historical loss information and current conditions. If there are different scenarios relevant for the individual expected credit loss measurement, they are considered on a probability-weighted basis. The related allowance for credit losses is revalued by Credit Risk, at least annually or more frequently, depending on the risk profile of the borrower or credit-relevant events.
For credit-impaired financial assets, the expected credit losses are measured using the present value of estimated future cash flows (unless a practical expedient for collateral-dependent financial assets is applied) and the impaired credit exposures and related allowance are revalued to reflect the passage of time.
For all classes of financial assets, the trigger to detect an impaired credit exposure is non-payment of interest, principal amounts or other contractual payment obligations, or when, for example, the Group may become aware of specific adverse information relating to a counterparty’s ability to meet its contractual obligations, despite the current repayment status of its particular credit facility. For credit exposures where repayment is dependent on collateral, a decrease in collateral values can be an additional trigger to detect an impairment. Additional procedures may apply to specific classes of financial assets as described further below.
Troubled debt restructurings, also referred to as restructured loans, are considered impaired credit exposures in line with the Group’s policies and subject to individual assessment and provisioning for expected credit losses by the Group’s recovery functions. Restructured loans that defaulted again within 12 months from the last restructuring remain impaired or are impaired if they were considered non-impaired at the time of the subsequent default.
Macroeconomic scenarios
The estimation and application of forward-looking information requires quantitative analysis and significant expert judgment. The Group’s estimation of expected credit losses is based on a discounted probability-weighted estimate that considers three future macroeconomic scenarios: a baseline scenario, an upside scenario and a downside scenario. The baseline scenario represents the most likely outcome. The two other scenarios represent more optimistic and more pessimistic outcomes with the downside scenario being more severe than the upside scenario. The scenarios are probability-weighted according to the Group’s best estimate of their relative likelihood based on historical frequency, an assessment of the current business and credit cycles as well as the macroeconomic factor (MEF) trends.
The scenario design team within the Group’s Enterprise Risk Management (ERM) function determines the MEFs and market projections that are relevant for the Group’s three scenarios across the global credit portfolio. The scenario design team formulates the baseline scenario projections used for the CECL calculation from the Group’s global chief investment office in-house economic research forecasts and, where deemed appropriate, from external sources such as the Bloomberg consensus of economist forecasts (covering the views of other investment banks and external economic consultancies), forecasts from nonpartisan think tanks, major central banks and multilateral institutions, such as the International Monetary Fund (IMF), the Organisation for Economic Co-operation and Development (OECD) and the World Bank. For factors where no in-house or credible external forecasts are available, an internal model is used to calibrate the baseline scenario projections. The downside and upside scenarios are derived from these baseline scenario projections. These three scenario projections are subject to a review and challenge process and any feedback from this process is incorporated into the scenario projections by the ERM scenario design team. The CECL scenario design working group is the governance forum. The working group performs an additional review and challenge and subsequently recommends approval of the MEFs and related market projections as well as the occurrence probability weights that are allocated to the baseline, downside and upside scenarios. MEFs and related market projections as well as the scenario occurrence probability weights used for the calculation of CECL are approved by the Senior Management Approval Committee.
Current-period estimate of expected credit losses
The key MEFs used in each of the macroeconomic scenarios for the calculation of the expected credit losses include, but are not limited to, GDP and unemployment rates. These MEFs have been selected based on the portfolios that are most material to the estimation of CECL from a longer term perspective.
As of December 31, 2020, the forecast macroeconomic scenarios were weighted 50% for the baseline, 40% for the downside and 10% for the upside scenario. The forecast range for the increase in Swiss real GDP was 0.1% to 5.4% for 2021 and 0.8% to 4.5% for 2022. The forecast in the baseline scenario for the timing of the recovery of quarterly Swiss real GDP to return to pre-pandemic levels (i.e., the fourth quarter of 2019) was the third quarter of 2021. The forecast range of the increase in the eurozone real GDP was 0.3% to 7.8% for 2021 and 2.8% to 3.9% for 2022. The forecast in the baseline scenario for the timing of the recovery of the quarterly eurozone real GDP to return to pre-pandemic levels was the first quarter of 2023. The forecast range for the increase in US real GDP was 0.5% to 5.2% for 2021 and 2.0% to 5.1% for 2022. The forecast in the baseline scenario for the timing of the recovery of the quarterly US real GDP to return to pre-pandemic levels was the fourth quarter of 2021. The forecast range for the increase in world industrial production was 2.4% to 8.6% for 2021 and 2.9% to 5.9% for 2022. The MEF projections incorporate adjustments to reflect the impact of the COVID-19 pandemic related economic support programs provided by national governments and by central banks. While GDP and industrial production are significant inputs to the forecast models, a range of other inputs are also incorporated for all three scenarios to provide projections for future economic and market conditions. Given the complex nature of the forecasting process, no single economic variable is viewed in isolation or independently of other inputs.
For extreme and statistically rare events which cannot be adequately reflected in CECL models, such as the effects of the COVID-19 pandemic on the global economy, the event becomes the baseline scenario. In the current environment, to address circumstances where in management’s judgment the CECL model outputs are overly sensitive to the effect of economic inputs that lie significantly outside of their historical range, model overlays are applied. These overlays are based on expert judgment and are applied in response to these exceptional circumstances to consider historical stressed losses and industry and counterparty credit level reviews. Overlays have also been used to capture judgment on the economic uncertainty from the lockdowns and other actions directed towards managing the pandemic. As a result of these overlays, provisions for credit losses are not primarily derived from MEF projections.
Interest income attributable to passage of time
For financial assets held at amortized cost for which the Group measures expected credit losses based on the discounted cash flow methodology the entire change in present value is reported in provision for credit losses.
Methodology changes
The probability of default model for commodity trade finance exposures was adjusted during the reporting period to reflect the latest model development analysis and expert feedback. This change has been supported by backtesting results. The impact from this model change has been reflected in the table “Allowance for credit losses – loans held at amortized cost”.
Loans held at amortized cost
The Group’s loan portfolio is classified into two portfolio segments, consumer loans and corporate & institutional loans. The main risk characteristics are described by individual class of financing receivable for each of these portfolio segments:
Consumer loans:
■ Mortgages: includes lending instruments secured by residential real estate; such credit exposure is sensitive to the level of interest rates and unemployment as well as real estate valuation.
■ Loans collateralized by securities: includes lending secured by marketable financial collateral (e.g., equities, bonds, investment funds and precious metals); such credit exposure is sensitive to market prices for securities which impact the value of financial collateral.
■ Consumer finance: includes lending to private individuals such as credit cards, personal loans and leases; such credit exposure is sensitive to MEFs including economic growth, unemployment and interest rates.
Corporate & institutional loans:
■ Real estate: includes lending backed by commercial or income-producing real estate; such credit exposure is sensitive to MEFs including economic growth, unemployment, interest rates and industrial production as well as real estate valuation.
■ Commercial and industrial loans: includes lending to corporate clients including small and medium-sized enterprises, large corporates and multinational clients; such credit exposure is sensitive to MEFs including economic growth, unemployment and industrial production.
■ Financial institutions: includes lending to financial institutions such as banks and insurance companies; such credit exposure is sensitive to MEFs including economic growth and interest rates.
■ Governments and public institutions: includes lending to central government and state-owned enterprises; such credit exposure is sensitive to MEFs including economic growth.
Expected credit losses on impaired loans
In addition to the triggers described further above, loans managed on the Swiss platform are reviewed depending on event-driven developments. All corporate and institutional loans are reviewed at least annually based on the borrower’s financial statements and any indications of difficulties they may experience. Loans that are not impaired, but which are of special concern due to changes in covenants, downgrades, negative financial news and other adverse developments, are either transferred to recovery management or included on a watch list. All loans on the watch list are reviewed at least quarterly to determine whether they should be released, remain on the watch list or be moved to recovery management. For loans in recovery management from the Swiss platform, larger positions are reviewed on a quarterly basis for any event-driven changes. Otherwise, these loans are reviewed at least annually. All loans in recovery management on international platforms are reviewed on at least a monthly basis.
Allowance for credit losses – loans held at amortized cost
	2020				2019			[1]	2018			[1]
	Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	241	808	1,049	[2]	187	715	902		220	662	882
Current-period provision for expected credit losses	191	709	900		63	221	284		19	182	201
of which methodology changes	0	(19)	(19)		–	–	–		–	–	–
of which provisions for interest [3]	22	15	37		–	–	–		–	–	–
Gross write-offs	(87)	(238)	(325)		(86)	(213)	(299)		(85)	(184)	(269)
Recoveries	8	5	13		9	16	25		21	37	58
Net write-offs	(79)	(233)	(312)		(77)	(197)	(274)		(64)	(147)	(211)
Provisions for interest	–	–	–		14	28	42		11	19	30
Foreign currency translation impact and other adjustments, net	(35)	(66)	(101)		(1)	(7)	(8)		1	(1)	0
Balance at end of period	318	1,218	1,536		186	760	946		187	715	902
of which individually evaluated	230	636	866		145	464	609		146	462	608
of which collectively evaluated	88	582	670		41	296	337		41	253	294
1 Measured under the previous accounting guidance (incurred loss model).
2
Includes a net impact of CHF 103 million from the adoption of the new CECL guidance and the related election of the fair value option for certain loans on January 1, 2020, of which CHF 55 million is reflected in consumer loans and CHF 48 million in corporate & institutional loans.

3 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.
Gross write-offs of CHF  325 million in 2020 compared to gross write-offs of CHF  299 million in 2019 and were primarily related to corporate & institutional loans in both years. In 2020, gross write-offs in corporate & institutional loans were mainly related to the oil and gas, ship finance, lombard lending, small and medium-sized enterprises, health care and commodity trade finance sectors. Write-offs in consumer loans were mainly related to consumer finance and a share-backed loan. In 2019, gross write-offs in corporate & institutional loans were mainly related to the commodity trade finance, the large Swiss corporates and the small and medium-sized enterprises business areas, the supermarket sector in Europe, lombard loans and an infrastructure development company. Write-offs in consumer loans were mainly related to consumer finance and lombard loans.
Purchases, reclassifications and sales – loans held at amortized cost
	2020			2019			2018
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Purchases [1]	45	2,756	2,801	18	2,478	2,496	0	2,163	2,163
Reclassifications from loans held-for-sale [2]	0	6	6	0	11	11	0	1	1
Reclassifications to loans held-for-sale [3]	18	2,007	2,025	0	3,138	3,138	1	2,351	2,352
Sales [3]	18	1,626	1,644	0	3,001	3,001	1	2,267	2,268
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Bank
Financial instruments measured at amortized cost and credit losses
19 Financial instruments measured at amortized cost and credit losses
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group for further information on loans held at amortized cost.
Overview of financial instruments measured at amortized cost – by balance sheet position
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
2020 (CHF million)
Cash and due from banks	137,683		(1)	137,682
Interest-bearing deposits with banks	1,235	[2]	(5)	1,230
Securities purchased under resale agreements and securities borrowing transactions	21,139		0	21,139
Loans	290,468	[2,3]	(1,535)	288,933
Brokerage receivables	35,944	[2]	(1)	35,943
Other assets	15,540		(41)	15,499
Total	502,009		(1,583)	500,426
1 Net of unearned income/deferred expenses, as applicable.
2
Excludes accrued interest for credit losses in the total amount of CHF 351 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 334 million to loans and CHF 16 million to brokerage receivables. These accrued interest balances are reported in other assets.

3 Includes endangered interest of CHF 87 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
Allowance for credit losses
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group for further information on estimating expected credit losses.
Loans held at amortized cost
Allowance for credit losses – loans held at amortized cost
	2020				2019			[1]	2018			[1]
	Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	241	807	1,048	[2]	187	714	901		220	661	881
Current-period provision for expected credit losses	191	709	900		63	221	284		19	182	201
of which methodology changes	0	(19)	(19)		–	–	–		–	–	–
of which provisions for interest [3]	22	15	37		–	–	–		–	–	–
Gross write-offs	(87)	(238)	(325)		(86)	(213)	(299)		(85)	(184)	(269)
Recoveries	8	5	13		9	16	25		21	37	58
Net write-offs	(79)	(233)	(312)		(77)	(197)	(274)		(64)	(147)	(211)
Provisions for interest [3]	–	–	–		14	28	42		11	19	30
Foreign currency translation impact and other adjustments, net	(35)	(66)	(101)		(1)	(7)	(8)		1	(1)	0
Balance at end of period	318	1,217	1,535		186	759	945		187	714	901
of which individually evaluated	230	635	865		145	463	608		146	461	607
of which collectively evaluated	88	582	670		41	296	337		41	253	294
1 Measured under the previous accounting guidance (incurred loss model).
2
Includes a net impact of CHF 103 million from the adoption of the new CECL guidance and the related election of the fair value option for certain loans on January 1, 2020, of which CHF 55 million reflected in consumer loans and CHF 48 million in corporate & institutional loans.

3 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group for further information on the Bank’s gross write-offs.
Purchases, reclassifications and sales – loans held at amortized cost
	2020			2019			2018
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Purchases [1]	45	2,756	2,801	18	2,478	2,496	0	2,163	2,163
Reclassifications from loans held-for-sale [2]	0	6	6	0	11	11	0	1	1
Reclassifications to loans held-for-sale [3]	18	2,007	2,025	0	3,138	3,138	1	2,351	2,352
Sales [3]	18	1,626	1,644	0	3,001	3,001	1	2,267	2,268
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Other financial assets
Allowance for credit losses – other financial assets held at amortized cost
2020
CHF million
Balance at beginning of period	43
Current-period provision for expected credit losses	19
Gross write-offs	(12)
Recoveries	2
Net write-offs	(10)
Foreign currency translation impact and other adjustments, net	(4)
Balance at end of period	48
of which individually evaluated	15
of which collectively evaluated	33
Credit quality information
Credit quality of loans held at amortized cost
The following table presents the Bank’s carrying value of loans held at amortized cost by aggregated internal counterparty credit ratings investment grade and non-investment grade that are used as credit quality indicators for the purpose of this disclosure, by year of origination.
Consumer loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2020 (CHF million)
Mortgages
2020	18,765	1,664	3	20,432
2019	14,072	1,511	26	15,609
2018	10,242	932	58	11,232
2017	7,087	857	44	7,988
2016	10,951	914	76	11,941
Prior years	39,918	2,854	216	42,988
Total term loans	101,035	8,732	423	110,190
Revolving loans	528	548	4	1,080
Total	101,563	9,280	427	111,270
Loans collateralized by securities
2020	1,682	1,547	149	3,378
2019	1,019	324	0	1,343
2018	499	64	0	563
2017	61	41	0	102
2016	200	127	0	327
Prior years	563	622	0	1,185
Total term loans	4,024	2,725	149	6,898
Revolving loans [1]	41,749	3,038	104	44,891
Total	45,773	5,763	253	51,789
Consumer finance
2020	1,297	903	5	2,205
2019	519	505	22	1,046
2018	279	237	23	539
2017	81	154	17	252
2016	16	57	10	83
Prior years	48	92	41	181
Total term loans	2,240	1,948	118	4,306
Revolving loans	328	88	81	497
Total	2,568	2,036	199	4,803
Consumer – total
2020	21,744	4,114	157	26,015
2019	15,610	2,340	48	17,998
2018	11,020	1,233	81	12,334
2017	7,229	1,052	61	8,342
2016	11,167	1,098	86	12,351
Prior years	40,529	3,568	257	44,354
Total term loans	107,299	13,405	690	121,394
Revolving loans	42,605	3,674	189	46,468
Total	149,904	17,079	879	167,862
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2020 (CHF million)
Real estate
2020	6,054	2,792	106	8,952
2019	2,902	1,611	0	4,513
2018	1,849	1,133	24	3,006
2017	1,033	346	72	1,451
2016	1,591	285	25	1,901
Prior years	5,982	1,105	33	7,120
Total term loans	19,411	7,272	260	26,943
Revolving loans	1,027	172	69	1,268
Total	20,438	7,444	329	28,211
Commercial and industrial loans
2020	7,724	11,621	310	19,655
2019	3,851	6,411	133	10,395
2018	1,781	4,321	247	6,349
2017	964	1,981	60	3,005
2016	809	1,248	22	2,079
Prior years	2,830	3,837	116	6,783
Total term loans	17,959	29,419	888	48,266
Revolving loans	12,913	8,908	464	22,285
Total	30,872	38,327	1,352	70,551
Financial institutions
2020	3,386	697	43	4,126
2019	1,973	132	39	2,144
2018	960	432	9	1,401
2017	97	92	0	189
2016	37	102	20	159
Prior years	288	38	2	328
Total term loans	6,741	1,493	113	8,347
Revolving loans	5,718	419	1	6,138
Total	12,459	1,912	114	14,485
Governments and public institutions
2020	174	33	0	207
2019	135	20	10	165
2018	80	0	0	80
2017	35	0	0	35
2016	74	1	0	75
Prior years	388	41	0	429
Total term loans	886	95	10	991
Revolving loans	19	0	0	19
Total	905	95	10	1,010
Corporate & institutional – total
2020	17,338	15,143	459	32,940
2019	8,861	8,174	182	17,217
2018	4,670	5,886	280	10,836
2017	2,129	2,419	132	4,680
2016	2,511	1,636	67	4,214
Prior years	9,488	5,021	151	14,660
Total term loans	44,997	38,279	1,271	84,547
Revolving loans	19,677	9,499	534	29,710
Total	64,674	47,778	1,805	114,257
Total loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2020 (CHF million)
Loans held at amortized cost – total
2020	39,082	19,257	616	58,955
2019	24,471	10,514	230	35,215
2018	15,690	7,119	361	23,170
2017	9,358	3,471	193	13,022
2016	13,678	2,734	153	16,565
Prior years	50,017	8,589	408	59,014
Total term loans	152,296	51,684	1,961	205,941
Revolving loans	62,282	13,173	723	76,178
Total loans to third parties	214,578	64,857	2,684	282,119
Total loans to entities under common control	8,444	0	0	8,444
Total	223,022	64,857	2,684	290,563	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 334 million.
2019 Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2019 (CHF million)
Mortgages [1]	99,677	9,629	365	109,671
Loans collateralized by securities [1]	50,766	5,531	128	56,425
Consumer finance	1,527	2,677	167	4,371
Consumer	151,970	17,837	660	170,467
Real estate	20,524	7,674	125	28,323
Commercial and industrial loans [1]	30,703	38,522	1,096	70,321
Financial institutions	19,912	2,122	47	22,081
Governments and public institutions	1,166	67	0	1,233
Corporate & institutional	72,305	48,385	1,268	121,958
Gross loans held at amortized cost	224,275	66,222	1,928	292,425
1
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

Credit quality of other financial assets held at amortized cost
The following table presents the Bank’s carrying value of other financial assets held at amortized cost by aggregated internal counterparty credit ratings investment grade and non-investment grade, by year of origination.
Other financial assets held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2020 (CHF million)
Other financial assets held at amortized cost
2018	0	70	0	70
2017	0	2	0	2
2016	0	4	0	4
Total term positions	0	76	0	76
Revolving positions	0	934	0	934
Total	0	1,010	0	1,010
Includes primarily mortgage servicing advances and failed purchases.
Past due financial assets
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2020 (CHF million)
Mortgages	110,747	63	68	34	358	523	111,270
Loans collateralized by securities	51,668	17	0	0	104	121	51,789
Consumer finance	4,361	156	68	47	171	442	4,803
Consumer	166,776	236	136	81	633	1,086	167,862
Real estate	28,070	50	3	11	77	141	28,211
Commercial and industrial loans	69,060	630	54	137	670	1,491	70,551
Financial institutions	14,311	41	15	72	46	174	14,485
Governments and public institutions	969	37	4	0	0	41	1,010
Corporate & institutional	112,410	758	76	220	793	1,847	114,257
Total loans to third parties	279,186	994	212	301	1,426	2,933	282,119
Total loans to entities under common control	8,444	0	0	0	0	0	8,444
Total loans held at amortized cost	287,630	994	212	301	1,426	2,933	290,563	[1]
2019 (CHF million)
Mortgages [2]	109,279	83	16	9	284	392	109,671
Loans collateralized by securities [2]	56,287	79	0	2	57	138	56,425
Consumer finance	3,826	283	61	43	158	545	4,371
Consumer	169,392	445	77	54	499	1,075	170,467
Real estate	28,094	95	10	2	122	229	28,323
Commercial and industrial loans [2]	69,075	528	62	71	585	1,246	70,321
Financial institutions	21,945	85	1	3	47	136	22,081
Governments and public institutions	1,207	26	0	0	0	26	1,233
Corporate & institutional	120,321	734	73	76	754	1,637	121,958
Total loans held at amortized cost	289,713	1,179	150	130	1,253	2,712	292,425
1 Excludes accrued interest on loans held at amortized cost of CHF 334 million.
2
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

As of December 31, 2020, the Bank did not have any loans that were more than 90 days past due and still accruing interest. Also, the Bank did not have any other financial assets held at amortized cost that were past due.
Non-accrual financial assets
Non-accrual loans held at amortized cost
	2020
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	337	418	3	60
Loans collateralized by securities	122	105	1	0
Consumer finance	168	201	3	1
Consumer	627	724	7	61
Real estate	155	324	8	27
Commercial and industrial loans	670	913	38	4
Financial institutions	46	68	0	8
Corporate & institutional	871	1,305	46	39
Total loans held at amortized cost	1,498	2,029	53	100
Collateral-dependent financial assets
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group for further information on the Bank’s collateral-dependent financial assets.
Troubled debt restructurings and modifications
Restructured financing receivables held at amortized cost
	2020			2019			2018
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	0	0	0	1	7	7	5	29	29
Loans collateralized by securities	3	165	165	0	0	0	0	0	0
Commercial and industrial loans	17	127	95	25	172	161	13	182	160
Total loans	20	292	260	26	179	168	18	211	189
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	2020		2019		2018
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	0	0	1	13	1	8
Commercial and industrial loans	4	13	1	2	8	76
Total loans	4	13	2	15	9	84
In 2020, the loan modifications of the Bank included waivers of interest, principal or other claims, extended loan repayment terms, including postponed or reduced loan amortizations, extended pay-back period or maturity date, partly in combination with changes in covenants.
As of December 31, 2020 and 2019, the Bank did not have any commitments to lend additional funds to debtors whose loan terms had been modified in troubled debt restructurings.